Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Trading assets and liabilities
end of	2Q19	1Q19	4Q18
Trading assets (CHF million)
Debt securities	64,468	62,272	63,567
Equity securities	56,317	58,845	46,463
Derivative instruments [1]	19,561	18,353	18,312
Other	5,267	5,452	5,293
Trading assets	145,613	144,922	133,635
Trading liabilities (CHF million)
Short positions	28,521	25,195	26,946
Derivative instruments [1]	14,835	14,341	15,223
Trading liabilities	43,356	39,536	42,169
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q19	1Q19	4Q18
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	19,550	18,520	20,216
Cash collateral received	16,052	14,098	13,213
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	5,692	5,358	7,057
Cash collateral received	7,048	6,867	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M19	2018
Trading assets (CHF million)
Debt securities	64,555	63,648	[1]
Equity securities	56,376	46,517
Derivative instruments [2]	19,561	18,402
Other	5,266	5,292
Trading assets	145,758	133,859	[1]
Trading liabilities (CHF million)
Short positions	28,535	26,948
Derivative instruments [2]	14,835	15,223
Trading liabilities	43,370	42,171
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M19	2018
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	19,597	20,333
Cash collateral received	16,052	13,213
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	5,693	7,057
Cash collateral received	7,048	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.